Intangible Assets, Net - Schedule of Intangible Asset, Net (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Intangible Assets, Net [Line Items]
Less: Accumulated amortization		¥ (4,360,395)	¥ (3,867,473)
Intangible assets, net	$ 6,646,211	45,266,678	45,759,600
Land use right [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible asset, gross		49,292,208	49,292,208
Franchise right [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible asset, gross		¥ 334,865	¥ 334,865